Trade and Other Payables - Schedule of Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Current Payables [Abstract]
Accounts payable	€ 11,113	€ 6,219
Accrued expenses	5,455	375
Value added tax payable		2,774
Share based payment liabilities	1,935	458
Total trade and other payables	€ 18,503	€ 9,827